Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Capital management
Equity	€ 19,641	€ 33,518	€ 46,584	€ 43,699
Share of total equity and liabilities	36.9	53.6
Current financial liabilities	€ 19,770	€ 11,290
Non-current financial liabilities	7,314	9,866
Total financial liabilities	€ 27,084	€ 21,156
Share of total equity and liabilities	50.9	33.8
Total equity and liabilities	€ 53,227	€ 62,565